Fair Value Measurements and Investments (Tables) - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Summary of the Plan's Assets at Fair Value
The following tables set forth the fair value hierarchy of the Plan’s assets at fair value as of December 31, 2025 and 2024:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$664,192,205	$—	$—	$664,192,205
Common stock	23,863,505	—	—	23,863,505
Self-directed brokerage accounts	12,382,494	—	—	12,382,494
Collective trust funds*				28,514,211
Stable value fund*				25,860,529

Total assets	$700,438,204	$—	$—	$754,812,944

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$570,106,871	$—	$—	$570,106,871
Common stock	15,771,456	—	—	15,771,456
Self-directed brokerage accounts	10,353,154	—	—	10,353,154
Collective trust funds*				29,681,618
Stable value fund*				23,071,726

Total assets	$596,231,482	$—	$—	$648,984,825

*
The investments in the stable value and collective trust funds are measured at fair value using the net asset value per share as a practical expedient and have not been categorized in the fair value hierarchy. The fair value amount presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts present in the Statements of Net Assets Available for Benefits.

Summary of Employee Benefit Plan Investment At NAV
The following table summarizes the plan’s investment in the stable value fund and collective trust funds, which uses NAV per share to measure fair value as a practical expedient for the periods presented:

	December 31, 2025
	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Stable value common trust fund	$25,860,529	N/A	Daily	12 Months
Collective trust funds	$28,514,211

	December 31, 2024
	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Stable value common trust fund	$23,071,726	N/A	Daily	12 Months
Collective trust funds	$29,681,618